Note 4 Common Stock: Common Stock Policy (Details) (USD $)	Aug. 31, 2013	Mar. 18, 2013	Aug. 31, 2012	Sep. 30, 2010	Aug. 01, 2010	May 01, 2010	Apr. 01, 2010	Oct. 01, 2009
Shares, Issued		350,000,000		5,000,000	13,000,000	10,000,000	27,500,000	20,000,000
Sale of Stock, Price Per Share				$ 0.001	$ 0.001	$ 0.0001		$ 0.0001
Common Stock, Value, Issued				$ 5,000	$ 13,000	$ 1,000	$ 275	$ 2,000
Additional paid-in capital	59,844		20,520	4,950	12,870	900		1,800
Debt Instrument, Convertible, Conversion Price		$ 25,980